INVESTMENTS IN OTHER REAL ESTATE	12 Months Ended
Dec. 31, 2013
Investments In Other Real Estate
INVESTMENTS IN OTHER REAL ESTATE

10. INVESTMENTS IN OTHER REAL ESTATE

In the year ended December 31, 2013, Newcastle acquired other real estate assets as part of the acquisition of the Golf business, which consisted of primarily land, buildings, machinery and equipment. These assets were recognized at fair value on the acquisition date. The following table summarizes the balances of other real estate assets at December 31, 2013. Please refer to Note 3 for a description of the Golf acquisition.

			Initial Cost					Gross Carrying Amount (B) (F)
							Costs
					Furniture,		Capitalized				Furniture,			Accumulated
Property				Building	Fixtures and	Construction	Subsequent to			Building	Fixtures and	Construction		Depreciation
Type (A)	City, State	Land	Building	Improvements	Equipment	In-Progress	Acquisition	Land	Building	Improvements	Equipment	In-Progress	Total	(B),(C)
GC	California	$62,000	$21,185	$59,116	$12,461	$4,766	$—	$62,000	$21,185	$59,116	$12,461	$4,766	$159,528	$—
GC	Florida	—	406	759	822	35	—	—	406	759	822	35	2,022	—
GC	Georgia	2,400	1,635	8,055	729	—	—	2,400	1,635	8,055	729	—	12,819	—
GC	Hawaii	—	17	192	135	—	—	—	17	192	135	—	344	—
GC	Idaho	2,700	321	1,995	271	13	—	2,700	321	1,995	271	13	5,300	—
GC	New Jersey	7,733	—	—	—	—	—	7,733	—	—	—	—	7,733	—
GC	New Mexico	1,700	1,171	6,703	447	359	—	1,700	1,171	6,703	447	359	10,380	—
GC	New York	—	22,818	2,168	2,219	48	—	—	22,818	2,168	2,219	48	27,253	—
GC	Oklahoma	—	761	294	344	68	—	—	761	294	344	68	1,467	—
GC	Oregon	6,900	1,540	7,166	457	50	—	6,900	1,540	7,166	457	50	16,113	—
GC	Tennessee	6,400	297	2,018	322	233	—	6,400	297	2,018	322	233	9,270	—
GC	Texas	—	166	276	569	59	—	—	166	276	569	59	1,070	—
GC	Virginia	—	33	1	66	—	—	—	33	1	66	—	100	—
GC	Washington	3,701	265	1,993	186	29	—	3,701	265	1,993	186	29	6,174	—
		$93,534	$50,615	$90,736	$19,028	$5,660	$—	$93,534	$50,615	$90,736	$19,028	$5,660	$259,573	$—

Other Operating Real Estate (E):
OB	Beavercreek, OH	$386	$2,287	$—	$—	$—	$413	$364	$2,170	$390	$—	$—	$2,924	$(779)
OB	Beavercreek, OH	401	2,326	—	—	—	175	381	2,268	92	—	—	2,741	(547)
OB	Beavercreek, OH	382	2,242	—	—	—	587	361	2,150	488	—	—	2,999	(741)
		$1,169	$6,855	$—	$—	$—	$1,175	$1,106	$6,588	$970	$—	$—	$8,664	$(2,067)
		$94,703	$57,470	$90,736	$19,028	$5,660	$1,175	$94,640	$57,203	$91,706	$19,028	$5,660	$268,237	$(2,067)

		Year	Year		Ending
Property		Acquired	Constructed/	Net Rentable	Occupancy
Type (A)	City, State	(D)	Renovated (D)	Sq. Ft. (D)	(D)

Other Operating Real Estate (E):
OB	Beavercreek, OH	2006	1984/2006	55,024 Sq. Ft.	84.40%
OB	Beavercreek, OH	2006	1985/2006	29,916 Sq. Ft.	100.00%
OB	Beavercreek, OH	2006	1987/2006	45,500 Sq. Ft.	100.00%

        (A)    OB represents office building. GC represents golf course.

(B) The following is a rollforward of the gross carrying amount and accumulated depreciation of other real estate for the years ended December 31, 2013 and 2012.

	Year ended December 31, 2013	Year ended December 31, 2012
Gross Carrying Amount
Balance at beginning of year	$8,520	$—
Additions:
Acquisitions of other real estate	259,573	—
Improvements	144	—
Transferred from operating real estate held for sale	—	8,520
Disposals:
Disposal of long-lived assets	—	—
Balance at end of year	$268,237	$8,520

Accumulated Depreciation
Balance at beginning of year	$(1,848)	$—
Additions:
Depreciation expense	(219)	(1,191)
Transferred from assets held-for-sale	—	(657)
Disposals:
Disposal of long-lived assets	—	—
Balance at end of year	$(2,067)	$(1,848)

(C)	Depreciation is calculated on a straight line basis using the estimated useful lives detailed in Note 2.
(D)	Unaudited.
(E)	The other operating real estate assets were pledged as collateral in one of Newcastle’s non-recourse financing structures at December 31, 2013.
(F)	The aggregate United States federal income tax basis for Newcastle’s other operating real estate at December 31, 2013 was approximately $266.6 million.

The real estate assets in the Golf businesses are encumbered by various debt obligations, as described in Note 14, at December 31, 2013.